Summary Of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Derivative Liability

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) from January 1, 2012 to September 30, 2012:

Conversion feature derivative liability
Balance January 1, 2012	$—
Recognition of derivative liability	501,588
Balance March 31, 2012	501,588
Change in fair value	(447,976)
Balance September 30, 2012	$53,612

Schedule of Earnings per share

(Loss) Per Share of Common Stock

	For the three months ended September 30, 2012	For the three months ended September 30, 2011	For the nine months ended September 30, 2012	For the nine months ended September 30, 2011
Net loss	$(700,040)	$(275,967)	$(1,973,235)	$(483,906)
Weighted-average common shares
Outstanding (Basic)	43,520,923	40,000,000	42,455,871	19,222,934

Weighted-average common stock
Equivalents
Stock options	—	—	—	2,644,172

Weighted-average commons shares
Outstanding (Diluted)	43,520,923	40,000,000	42,455,871	21,867,106

NET (LOSS) PER COMMON SHARE
Basic and Diluted	$(0.02)	$(0.01)	$(0.05)	$(0.02)